Business Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Operating income (loss)	¥ 845,459	¥ 894,235	¥ 734,860
Electronics Products & Solutions | Mobile Communications
Segment Reporting Information [Line Items]
Operating income (loss)	¥ (21,057)	¥ (97,136)	¥ (27,636)